Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Anesthesia services	$ 88,741,075	$ 67,821,879
Product sales	11,501,005	10,532,753
Total revenues	100,242,080	78,354,632
Expenses:
Anesthesia services expense	74,315,424	45,229,986
Product sales expense	4,997,550	4,503,110
Corporate expense	6,375,110	3,866,696
Operating costs	85,688,084	53,599,792
Operating income	14,553,996	24,754,840
Finance income	(11,747,441)	(1,007,673)
Finance expense	6,330,812	5,431,035
Net finance expense	(5,416,629)	4,423,362
Income before tax	19,970,625	20,331,478
Income tax expense	6,302,507	4,255,150
Net and comprehensive income	13,668,118	16,076,328
Attributable to:
Shareholders of the Company	6,558,966	10,564,233
Non-controlling interest	7,109,152	5,512,095
Net and comprehensive income	$ 13,668,118	$ 16,076,328
Earnings per share attributable to shareholders
Basic	$ 0.089	$ 0.147
Diluted	$ 0.087	$ 0.142
Weighted average shares outstanding:
Basic	73,712,670	71,826,884
Diluted	75,486,210	74,203,830